Equity (Tables)	3 Months Ended
Jan. 31, 2022
Statement [Line Items]
Summary of Classes of Preferred and Common Shares Outstanding and Other Equity Instruments
Preferred and Common Shares Outstanding and Other Equity Instruments
(1)

(Canadian $ in millions, except as noted)	January 31, 2022		October 31, 2021
	Number of shares	Amount	Number of shares	Amount	Convertible into
Preferred Shares - Classified as Equity
Class B – Series 27	20,000,000	500	20,000,000	500	Class B - Series 28	(2)(3)
Class B – Series 29	16,000,000	400	16,000,000	400	Class B - Series 30	(2)(3)
Class B – Series 31	12,000,000	300	12,000,000	300	Class B - Series 32	(2)(3)
Class B – Series 33	8,000,000	200	8,000,000	200	Class B - Series 34	(2)(3)
Class B – Series 38	24,000,000	600	24,000,000	600	Class B - Series 39	(2)(3)
Class B – Series 40	20,000,000	500	20,000,000	500	Class B - Series 41	(2)(3)
Class B – Series 42	16,000,000	400	16,000,000	400	Class B - Series 43	(2)(3)
Class B – Series 44	16,000,000	400	16,000,000	400	Class B - Series 45	(2)(3)
Class B – Series 46	14,000,000	350	14,000,000	350	Class B - Series 47	(2)(3)
Preferred Shares - Classified as Equity		3,650		3,650
Other Equity Instruments

4.8% Additional Tier 1 Capital Notes (AT1 Notes)		658		658	Common shares	(3)
4.3% Limited Recourse Capital Notes, Series 1 (LRCNs)		1,250		1,250	Common shares	(3)(4)
Other Equity Instruments		1,908		1,908
Preferred Shares and Other Equity Instruments		5,558		5,558
Common Shares (5) (6) (7)	648,446,895	13,625	648,136,472	13,599